Derivative financial instruments (Details 8) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Swap contract [member] | Hedge Instruments [Member]
IfrsStatementLineItems [Line Items]
Curve Value	R$ 30,481	R$ 183,368
Fair Value	222,625	288,766
Accounting Value	253,106	472,134
Swap contract [member] | Hedge Instruments [Member] | Credit Operations Hedge [Member]
IfrsStatementLineItems [Line Items]
Curve Value	30,481	183,368
Fair Value	222,625	288,766
Accounting Value	253,106	472,134
Swap contract [member] | Hedge Objects [Member]
IfrsStatementLineItems [Line Items]
Curve Value	10,979	138,079
Fair Value	200,658	272,805
Accounting Value	211,637	410,884
Swap contract [member] | Hedge Objects [Member] | Credit Operations Hedge [Member]
IfrsStatementLineItems [Line Items]
Curve Value	10,979	138,079
Fair Value	200,658	272,805
Accounting Value	211,637	410,884
Futures contract [member] | Hedge Instruments [Member]
IfrsStatementLineItems [Line Items]
Curve Value	160,951	144,508
Fair Value	43,416,076	25,701,246
Accounting Value	43,577,027	25,845,754
Futures contract [member] | Hedge Instruments [Member] | Credit Operations Hedge [Member]
IfrsStatementLineItems [Line Items]
Curve Value	156,408	2,497,014
Fair Value	13,238,024	12,759,016
Accounting Value	13,394,432	15,256,030
Futures contract [member] | Hedge Instruments [Member] | Hedge Of Securities [Member]
IfrsStatementLineItems [Line Items]
Curve Value	146,749	(862,704)
Fair Value	4,833,869	10,445,507
Accounting Value	4,980,618	9,582,803
Futures contract [member] | Hedge Objects [Member]
IfrsStatementLineItems [Line Items]
Curve Value	(222,149)	(3,535,965)
Fair Value	38,332,070	28,817,259
Accounting Value	38,109,921	25,281,294
Futures contract [member] | Hedge Objects [Member] | Credit Operations Hedge [Member]
IfrsStatementLineItems [Line Items]
Curve Value	(54,560)	(2,290,079)
Fair Value	10,017,522	15,593,616
Accounting Value	9,962,962	13,303,537
Futures contract [member] | Hedge Objects [Member] | Securities Hedge [Member]
IfrsStatementLineItems [Line Items]
Curve Value	213,204	623,749
Fair Value	22,504,539	579,793
Accounting Value	22,717,743	1,203,542
Futures contract [member] | Hedge Objects [Member] | Hedge Of Securities [Member]
IfrsStatementLineItems [Line Items]
Curve Value	(380,793)	(1,869,635)
Fair Value	5,810,009	12,643,850
Accounting Value	5,429,216	10,774,215
Securities Hedge [Member] | Hedge Instruments [Member] | Credit Operations Hedge [Member]
IfrsStatementLineItems [Line Items]
Curve Value	(142,206)	(1,489,802)
Fair Value	25,344,183	2,496,723
Accounting Value	R$ 25,201,977	R$ 1,006,921